Refundable Deposit for Investment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2025	Dec. 31, 2023 USD ($)
Refundable Deposit for Investment [Line Items]
Bearing interest rate percentage						3.00%
Refundable deposit for investment			¥ 72,774	¥ 80,183			$ 10,250
Refundable investment funds recovered			7,409	7,409
Refund received	¥ 32,975	$ 4,518	¥ 7,409	¥ 2,122	¥ 3,614
Shanghai Lingneng Electricity Selling Co., Ltd. [Member]
Refundable Deposit for Investment [Line Items]
Bearing interest rate percentage	3.00%	3.00%